ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, Beginning balance	$ 970	[1],[2]
Other comprehensive (loss) income before reclassifications	(2,319)	[1],[2]
Amounts reclassified from accumulated other comprehensive (loss) income	171	[1],[2]
Period change	(2,148)	[1],[2]	224
Accumulated Other Comprehensive Income, Ending balance	(1,178)	[1],[2]	970	[1],[2]
Federal income tax rate (in hundredths)	34.00%		34.00%
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, Beginning balance	3,805	[1],[2]
Other comprehensive (loss) income before reclassifications	(3,626)	[1],[2]
Amounts reclassified from accumulated other comprehensive (loss) income	(3)	[1],[2]
Period change	(3,629)	[1],[2]
Accumulated Other Comprehensive Income, Ending balance	176	[1],[2]
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated Other Comprehensive Income, Beginning balance	(2,835)	[1],[2]
Other comprehensive (loss) income before reclassifications	1,307	[1],[2]
Amounts reclassified from accumulated other comprehensive (loss) income	174	[1],[2]
Period change	1,481	[1],[2]
Accumulated Other Comprehensive Income, Ending balance	$ (1,354)	[1],[2]

[1]	Amounts in parentheses indicate debits.
[2]	All amounts are net of tax. Related income tax expense or benefit is calculated using a Federal income tax rate of 34%.